Disposals of businesses and deconsolidation of subsidiary (West Auriga) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2014	Nov. 04, 2014	Jan. 02, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale	$ 632	$ 61	$ 0
West Auriga
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Enterprise value				1,240
Less: Debt assumed				443
Purchase price				797
Less: Working capital adjustment				(331)
Purchase price				466
Cash				697
Discount note issued				100
Less: net carrying value of assets and liabilities				7
Less: allocated goodwill to subsidiaries				(33)
Gain on sale				$ 440
Seadrill Capricorn Holdings LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest, percentage				49.00%	49.00%	49.00%